Derivative Instruments and Hedging Activities (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) Number_of_interest_rate_swaps	Mar. 29, 2018 USD ($)	Dec. 31, 2017 USD ($)
Sale of Derivative Instruments Interest Rate Swap			$ 60,000,000.0
Gain on sale of Derivative Instruments Interest Rate Swap	$ 800,000
THE DAYTON POWER AND LIGHT COMPANY [Member]
Number of Interest Rate Swaps | Number_of_interest_rate_swaps		2
Tax-exempt First Mortgage Bonds - rates from: 2.49% - 2.93% (a) and 1.29% - 1.42% (b)
Long-term Debt, Gross		$ 140,000,000.0
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative, Notional Amount, Purchase (Sales), Net		$ 140,000,000.0		$ 200,000,000.0